Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Summary of Secured Indebtedness

The following table summarizes the secured indebtedness as of September 30, 2014 and December 31, 2013:

Property	September 30, 2014	December 31, 2013	Interest Rate as of September 30, 2014		Maturity
Revolving Credit Facility (1)	$6,400,000	$—	LIBOR +2.75	%(2)	April 2016
AmberGlen Mortgage Loan (3)	25,262,516	—	4.38%		May 2019
Midland Life Insurance (4)	95,000,000	—	4.34%		May 2021
Lake Vista Pointe (5)	18,460,000	—	4.28%		August 2024
Washington Group Plaza (5)	34,481,789	34,949,159	3.85%		July 2018
City Center (6)	—	22,333,938	—		June 2014
Central Fairwinds (7)	—	10,000,000	—		October 2015
Corporate Parkway (7)	—	19,133,333	—		April 2016
AmberGlen (8)	—	23,500,000	—		July 2017

Total	$179,604,305	$109,916,430

All interest rates are fixed interest rates with the exception of the revolving credit facility (“Revolving Credit Facility”) as explained in footnote 1 below.

(1)	The Revolving Credit Facility currently has $30 million authorized with $26.4 million available immediately. In addition, the Revolving Credit Facility has an accordion feature that will permit us to borrow up to $150 million, subject to additional collateral availability and lender approval. The Revolving Credit Facility bears an interest rate of LIBOR plus 2.75% and requires the Company to maintain a fixed charge coverage ratio of no less than 1.60x. The Revolving Credit Facility is cross-collateralized by Central Fairwinds and Plaza 25.
(2)	As of September 30, 2014, the 3 Month LIBOR rate was 0.27%.
(3)	Following the Formation Transactions, on April 29, 2014, we entered into a new mortgage loan in relation to the AmberGlen property for $25.4 million. The loan bears an interest rate of 4.38% and matures on May 1, 2019. The Company is required to maintain a minimum net worth of $25 million and a minimum liquidity of $2 million.
(4)	The loan is cross-collateralized by Corporate Parkway, Cherry Creek and City Center. Interest only until February 2016 then interest payable monthly plus principal based on 360 months of amortization. The loan bears a fixed interest rate of 4.34% and matures on May 6, 2021.
(5)	Interest payable monthly plus principal based on 360 months of amortization.
(6)	Interest payable monthly plus monthly principal payment of $20,000. This loan was extinguished on April 21, 2014 in relation to the Formation Transaction.
(7)	Interest only payable monthly, principal due on maturity. This loan was extinguished on April 21, 2014 in relation to the Formation Transactions.
(8)	This AmberGlen loan was refinanced on April 29, 2014 with the new AmberGlen loan discussed in footnote (3) above.

The following table summarizes the Predecessor’s secured indebtedness as of December 31, 2013 and December 31, 2012:

Property	December 31, 2013	December 31, 2012	Interest Rate as of December 31, 2013		Maturity
City Center (1)	$22,333,938	$19,756,600	6.00	% (2)	June 2014	(3)
Central Fairwinds (4)	10,000,000	10,000,000	6.25%		October 2015
AmberGlen	23,500,000	23,500,000	6.25%		July 2017	(5)
Corporate Parkway (4)	19,133,333	—	7.25%		April 2016	(6)
Washington Group Plaza (7)	34,949,159	—	3.848%		July 2018

Total	$109,916,430	$53,256,600

All interest rates are fixed interest rates with the exception of City Centre as explained in footnote (2) below.

(1)	Interest payable monthly plus monthly principal payment of $20,000.
(2)	Interest rate is equal to a floating rate per annum equal to LIBOR plus 4%, but in no event shall the interest rate be lower than six percent (6%).
(3)	In November 2013, the Predecessor exercised its option to extend the maturity date of the loan, for a six month period. The Predecessor has one and a half year of additional extension option.
(4)	Interest only payable monthly, principal due on maturity.
(5)	The Predecessor has the option to extend the debt to July 2022.
(6)	With extension option of three consecutive terms of one year.
(7)	Interest payable monthly plus principal based on 360 months of amortization.

Schedule of Principal Repayments of Mortgage Payable

The scheduled principal repayments of mortgage payable as of September 30, 2014 are as follows:

2014	$259,621
2015	1,065,209
2016	8,420,590
2017	2,873,753
2018	34,836,409
Thereafter	132,148,723

$179,604,305
The scheduled principal repayments of mortgage payable as of December 31, 2013 are as follows:

2014	$22,961,366
2015	10,652,349
2016	43,307,899
2017	705,054
2018	32,289,762
Thereafter	—

$109,916,430